Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2026	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026	Aug. 31, 2026
C000085513
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value	$ 10,000	$ 10,634	$ 11,031	$ 11,051		$ 11,164	$ 12,198	$ 12,014	$ 12,862	$ 13,632	$ 11,997	$ 12,274	$ 11,725	$ 12,255	$ 13,101	$ 11,739	$ 10,235	$ 11,260	$ 12,942	$ 15,835	$ 17,565	$ 17,329	$ 17,075	$ 17,489	$ 16,666	$ 15,588	$ 16,498	$ 16,722	$ 15,042	$ 16,747	$ 16,212	$ 18,231	$ 18,979	$ 20,237	$ 22,056	$ 20,067	$ 18,933	$ 21,614	$ 21,442	$ 23,967	$ 24,770	$ 26,570
C000092010
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value	10,000	10,197	11,004	11,266		11,602	12,487	12,826	12,896	13,886	13,212	13,454	13,333	14,225	15,335	14,500	14,993	17,410	18,294	19,456	21,375	23,005	23,156	22,109	20,780	20,011	20,672	20,279	21,275	23,081	23,473	26,318	27,226	29,207	31,524	31,062	30,943	33,926	35,940	36,237	39,843	40,613
C000092009
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value	5,000,000	5,098,672	5,502,771	5,634,183		5,803,117	6,246,121	6,416,603	6,451,599	6,947,504	6,611,108	6,733,125	6,672,268	7,117,895	7,673,333	7,256,376	7,505,966	8,716,085	9,158,843	9,741,130	10,702,553	11,519,385	11,595,130	11,070,498	10,405,863	10,020,787	10,352,788	10,155,431	10,654,627	11,558,654	11,754,727	13,180,169	13,635,030	14,627,805	15,788,493	15,557,340	15,498,185	16,992,653	18,002,334	18,151,098	19,957,851	20,344,282
C000092012
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value	10,000	10,382	11,100	10,953		11,145	11,910	11,948	11,845	12,523	12,250	12,318	12,011	12,599	13,638	12,382	11,806	12,693	13,858	15,116	17,030	17,303	16,927	17,366	17,170	16,209	17,316	16,864	16,379	17,595	17,549	19,219	19,928	21,301	22,720	22,232	21,688	23,276	24,352	26,299	27,863	30,173
C000092011
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value	5,000,000	5,191,636	5,550,790	5,477,604		5,574,708	5,957,723	5,977,403	5,925,376	6,265,499	6,128,718	6,164,152	6,009,859	6,303,627	6,823,619	6,195,537	5,910,170	6,354,967	6,939,119	7,569,505	8,527,787	8,664,830	8,477,665	8,696,957	8,600,376	8,118,749	8,675,140	8,446,892	8,204,935	8,812,728	8,789,259	9,627,454	9,982,381	10,670,932	11,381,905	11,137,613	10,865,585	11,660,931	12,201,182	13,175,687	13,960,516	15,118,561
C000092014
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value	10,000	10,011	10,909	11,577		12,066	13,080	13,741	13,995	15,335	14,188	14,636	14,736	15,979	17,157	16,835	18,588	23,039	23,378	24,262	25,987	29,583	30,529	27,288	24,346	23,931	23,907	23,632	26,653	29,164	30,157	34,473	35,595	38,119	41,594	41,246	41,832	46,689	50,023	47,311	53,790	51,713
C000092013
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value	5,000,000	5,006,262	5,455,698	5,790,154		6,035,864	6,543,770	6,874,793	7,002,045	7,673,892	7,100,544	7,325,272	7,375,705	7,996,929	8,587,048	8,425,707	9,305,246	11,534,513	11,703,934	12,146,978	13,011,928	14,812,249	15,286,946	13,662,987	12,190,935	11,984,449	11,972,624	11,833,438	13,346,426	14,604,788	15,102,813	17,264,759	17,826,944	19,091,262	20,832,330	20,658,583	20,953,299	23,385,458	25,056,742	23,699,046	26,944,828	25,905,632
C000092016
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value	10,000	10,705	11,262	11,172		11,494	12,673	12,450	13,495	14,425	12,749	13,149	12,280	12,573	13,718	12,514	11,866	13,342	15,600	18,915	19,544	19,633	19,037	17,772	16,235	16,123	16,562	16,718	15,491	16,889	16,153	18,406	18,614	20,013	22,042	19,641	18,839	21,656	22,959	24,242	26,973	27,403
C000092015
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value	5,000,000	5,353,651	5,632,937	5,588,609		5,751,449	6,342,538	6,231,995	6,755,964	7,222,786	6,384,382	6,585,347	6,150,043	6,296,369	6,869,290	6,267,265	5,943,243	6,683,398	7,814,450	9,476,414	9,791,233	9,837,078	9,538,453	8,904,829	8,134,736	8,078,674	8,300,366	8,377,510	7,762,934	8,463,537	8,095,027	9,225,145	9,329,721	10,031,650	11,049,113	9,846,028	9,443,772	10,856,546	11,509,171	12,152,062	13,521,942	13,737,600
C000092017
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value	10,000	11,041	11,578	11,167		11,342	12,508	11,916	12,984	13,606	12,271	12,432	11,505	11,575	12,755	11,275	9,819	10,874	12,810	15,917	17,612	17,327	17,021	16,950	16,240	15,546	16,195	16,202	14,377	15,887	15,436	17,106	17,496	18,932	20,442	18,389	17,292	20,032	21,062	22,980	24,960	26,031
C000092018
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value	5,000,000	5,521,984	5,792,185	5,588,158		5,677,525	6,263,824	5,968,270	6,504,949	6,818,586	6,150,723	6,233,729	5,769,479	5,804,032	6,396,121	5,655,267	4,926,709	5,457,712	6,430,064	7,991,755	8,844,256	8,702,805	8,550,338	8,515,313	8,160,910	7,812,450	8,141,650	8,145,035	7,228,753	7,988,722	7,762,592	8,605,201	8,802,850	9,527,130	10,289,471	9,257,408	8,705,035	10,085,622	10,605,282	11,571,380	12,568,640	13,108,108
C000092020
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value	10,000	10,368	10,940	11,173		11,639	12,820	12,953	13,967	15,211	13,180	13,821	13,011	13,543	14,631	13,734	13,973	15,889	18,436	21,830	20,993	21,557	20,638	18,027	15,585	16,107	16,312	16,607	16,015	17,213	16,188	18,972	18,966	20,258	22,740	20,080	19,623	22,387	23,913	24,487	27,857	27,615
C000092019
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value	5,000,000	5,185,697	5,473,239	5,591,338		5,826,316	6,420,172	6,488,220	6,998,442	7,623,670	6,607,997	6,930,951	6,525,479	6,792,227	7,339,232	6,890,349	7,012,699	7,975,737	9,255,796	10,961,884	10,543,267	10,828,776	10,368,740	9,057,632	7,832,237	8,095,573	8,200,879	8,349,990	8,053,582	8,657,370	8,142,987	9,545,319	9,544,285	10,196,450	11,447,335	10,109,666	9,880,634	11,273,316	12,042,249	12,332,387	14,030,126	13,908,239
C000092022
Account Value [Line Items]
Line Graph and Table Measure Name					ETF Shares Net Asset Value
Accumulated Value	10,000	10,234	11,023	11,257		11,592	12,495	12,791	12,935	13,919	13,169	13,423	13,245	14,093	15,202	14,342	14,751	17,096	18,076	19,387	21,206	22,721	22,810	21,745	20,403	19,686	20,329	19,976	20,804	22,576	22,885	25,678	26,531	28,460	30,746	30,151	29,983	32,940	34,897	35,257	38,788	39,545
C000092021
Account Value [Line Items]
Line Graph and Table Measure Name					Institutional Shares
Accumulated Value	5,000,000	5,118,239	5,513,397	5,631,513		5,799,864	6,253,458	6,402,562	6,475,180	6,968,747	6,594,655	6,722,804	6,633,863	7,057,172	7,613,044	7,182,964	7,389,953	8,566,202	9,057,564	9,715,315	10,627,909	11,387,775	11,433,030	10,899,633	10,227,741	9,868,217	10,192,027	10,014,533	10,430,644	11,318,692	11,473,306	12,874,820	13,303,261	14,271,279	15,418,427	15,120,176	15,036,069	16,519,081	17,500,300	17,681,302	19,453,265	19,832,852
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,233	11,028	11,265		11,605	12,514	12,818	12,965	13,956	13,202	13,458	13,279	14,127	15,231	14,369	14,780	17,123	18,115	19,470	21,279	22,828	22,913	21,794	20,429	19,693	20,334	19,999	20,821	22,598	22,901	25,719	26,584	28,511	30,815	30,221	30,045	33,038	34,985	35,334	39,010	39,694
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,233	11,028	11,265		11,605	12,514	12,818	12,965	13,956	13,202	13,458	13,279	14,127	15,231	14,369	14,780	17,123	18,115	19,470	21,279	22,828	22,913	21,794	20,429	19,693	20,334	19,999	20,821	22,598	22,901	25,719	26,584	28,511	30,815	30,221	30,045	33,038	34,985	35,334	39,010	39,694
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	5,000,000	5,116,612	5,513,817	5,632,496		5,802,313	6,256,892	6,408,855	6,482,327	6,977,843	6,600,859	6,728,954	6,639,384	7,063,661	7,615,631	7,184,422	7,390,068	8,561,505	9,057,250	9,735,081	10,639,299	11,414,050	11,456,415	10,896,787	10,214,460	9,846,677	10,167,204	9,999,579	10,410,644	11,298,765	11,450,657	12,859,424	13,292,095	14,255,636	15,407,713	15,110,339	15,022,328	16,518,955	17,492,634	17,666,856	19,505,184	19,846,901
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,233	11,028	11,265		11,605	12,514	12,818	12,965	13,956	13,202	13,458	13,279	14,127	15,231	14,369	14,780	17,123	18,115	19,470	21,279	22,828	22,913	21,794	20,429	19,693	20,334	19,999	20,821	22,598	22,901	25,719	26,584	28,511	30,815	30,221	30,045	33,038	34,985	35,334	39,010	39,694
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	5,000,000	5,116,612	5,513,817	5,632,496		5,802,313	6,256,892	6,408,855	6,482,327	6,977,843	6,600,859	6,728,954	6,639,384	7,063,661	7,615,631	7,184,422	7,390,068	8,561,505	9,057,250	9,735,081	10,639,299	11,414,050	11,456,415	10,896,787	10,214,460	9,846,677	10,167,204	9,999,579	10,410,644	11,298,765	11,450,657	12,859,424	13,292,095	14,255,636	15,407,713	15,110,339	15,022,328	16,518,955	17,492,634	17,666,856	19,505,184	19,846,901
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,233	11,028	11,265		11,605	12,514	12,818	12,965	13,956	13,202	13,458	13,279	14,127	15,231	14,369	14,780	17,123	18,115	19,470	21,279	22,828	22,913	21,794	20,429	19,693	20,334	19,999	20,821	22,598	22,901	25,719	26,584	28,511	30,815	30,221	30,045	33,038	34,985	35,334	39,010	39,694
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	5,000,000	5,116,612	5,513,817	5,632,496		5,802,313	6,256,892	6,408,855	6,482,327	6,977,843	6,600,859	6,728,954	6,639,384	7,063,661	7,615,631	7,184,422	7,390,068	8,561,505	9,057,250	9,735,081	10,639,299	11,414,050	11,456,415	10,896,787	10,214,460	9,846,677	10,167,204	9,999,579	10,410,644	11,298,765	11,450,657	12,859,424	13,292,095	14,255,636	15,407,713	15,110,339	15,022,328	16,518,955	17,492,634	17,666,856	19,505,184	19,846,901
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,233	11,028	11,265		11,605	12,514	12,818	12,965	13,956	13,202	13,458	13,279	14,127	15,231	14,369	14,780	17,123	18,115	19,470	21,279	22,828	22,913	21,794	20,429	19,693	20,334	19,999	20,821	22,598	22,901	25,719	26,584	28,511	30,815	30,221	30,045	33,038	34,985	35,334	39,010	39,694
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	5,000,000	5,116,612	5,513,817	5,632,496		5,802,313	6,256,892	6,408,855	6,482,327	6,977,843	6,600,859	6,728,954	6,639,384	7,063,661	7,615,631	7,184,422	7,390,068	8,561,505	9,057,250	9,735,081	10,639,299	11,414,050	11,456,415	10,896,787	10,214,460	9,846,677	10,167,204	9,999,579	10,410,644	11,298,765	11,450,657	12,859,424	13,292,095	14,255,636	15,407,713	15,110,339	15,022,328	16,518,955	17,492,634	17,666,856	19,505,184	19,846,901
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,233	11,028	11,265		11,605	12,514	12,818	12,965	13,956	13,202	13,458	13,279	14,127	15,231	14,369	14,780	17,123	18,115	19,470	21,279	22,828	22,913	21,794	20,429	19,693	20,334	19,999	20,821	22,598	22,901	25,719	26,584	28,511	30,815	30,221	30,045	33,038	34,985	35,334	39,010	39,694
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	5,000,000	5,116,612	5,513,817	5,632,496		5,802,313	6,256,892	6,408,855	6,482,327	6,977,843	6,600,859	6,728,954	6,639,384	7,063,661	7,615,631	7,184,422	7,390,068	8,561,505	9,057,250	9,735,081	10,639,299	11,414,050	11,456,415	10,896,787	10,214,460	9,846,677	10,167,204	9,999,579	10,410,644	11,298,765	11,450,657	12,859,424	13,292,095	14,255,636	15,407,713	15,110,339	15,022,328	16,518,955	17,492,634	17,666,856	19,505,184	19,846,901
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,233	11,028	11,265		11,605	12,514	12,818	12,965	13,956	13,202	13,458	13,279	14,127	15,231	14,369	14,780	17,123	18,115	19,470	21,279	22,828	22,913	21,794	20,429	19,693	20,334	19,999	20,821	22,598	22,901	25,719	26,584	28,511	30,815	30,221	30,045	33,038	34,985	35,334	39,010	39,694
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	5,000,000	5,116,612	5,513,817	5,632,496		5,802,313	6,256,892	6,408,855	6,482,327	6,977,843	6,600,859	6,728,954	6,639,384	7,063,661	7,615,631	7,184,422	7,390,068	8,561,505	9,057,250	9,735,081	10,639,299	11,414,050	11,456,415	10,896,787	10,214,460	9,846,677	10,167,204	9,999,579	10,410,644	11,298,765	11,450,657	12,859,424	13,292,095	14,255,636	15,407,713	15,110,339	15,022,328	16,518,955	17,492,634	17,666,856	19,505,184	19,846,901
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,233	11,028	11,265		11,605	12,514	12,818	12,965	13,956	13,202	13,458	13,279	14,127	15,231	14,369	14,780	17,123	18,115	19,470	21,279	22,828	22,913	21,794	20,429	19,693	20,334	19,999	20,821	22,598	22,901	25,719	26,584	28,511	30,815	30,221	30,045	33,038	34,985	35,334	39,010	39,694
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	5,000,000	5,116,612	5,513,817	5,632,496		5,802,313	6,256,892	6,408,855	6,482,327	6,977,843	6,600,859	6,728,954	6,639,384	7,063,661	7,615,631	7,184,422	7,390,068	8,561,505	9,057,250	9,735,081	10,639,299	11,414,050	11,456,415	10,896,787	10,214,460	9,846,677	10,167,204	9,999,579	10,410,644	11,298,765	11,450,657	12,859,424	13,292,095	14,255,636	15,407,713	15,110,339	15,022,328	16,518,955	17,492,634	17,666,856	19,505,184	19,846,901
NACC2 Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500 Value Index
Accumulated Value	10,000	10,701	11,273	10,930		11,112	12,098	11,695	12,444	13,048	11,968	12,204	11,524	11,748	12,768	11,452	10,178	11,165	12,898	15,354	17,150	17,027	16,756	17,004	16,496	15,607	16,289	16,375	14,890	16,503	16,082	17,963	18,407	19,496	21,246	19,638	19,063	21,334	22,116	24,457	26,490	27,900
NACC2 Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Index
Accumulated Value	10,000	10,200	11,011	11,276		11,616	12,505	12,849	12,922	13,918	13,246	13,491	13,370	14,265	15,379	14,546	15,046	17,474	18,364	19,533	21,465	23,110	23,262	22,213	20,884	20,114	20,783	20,390	21,395	23,212	23,603	26,469	27,387	29,386	31,723	31,264	31,148	34,157	36,192	36,496	40,133	40,910
NACC2 Index: Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Index
Accumulated Value	5,000,000	5,099,807	5,505,249	5,638,015		5,807,924	6,252,690	6,424,594	6,460,929	6,958,926	6,623,141	6,745,322	6,684,916	7,132,260	7,689,687	7,273,070	7,523,049	8,737,102	9,182,137	9,766,566	10,732,508	11,554,998	11,631,025	11,106,447	10,441,898	10,056,923	10,391,631	10,195,058	10,697,478	11,606,037	11,801,313	13,234,673	13,693,545	14,692,840	15,861,527	15,631,851	15,574,081	17,078,428	18,095,846	18,247,826	20,066,627	20,455,183
NACC2 Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Value Index
Accumulated Value	10,000	10,386	11,107	10,962		11,158	11,926	11,968	11,866	12,549	12,279	12,346	12,038	12,626	13,670	12,413	11,841	12,733	13,905	15,171	17,096	17,373	16,999	17,445	17,255	16,291	17,411	16,955	16,471	17,692	17,647	19,331	20,047	21,433	22,864	22,377	21,833	23,432	24,522	26,484	28,066	30,397
NACC2 Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Value Index
Accumulated Value	5,000,000	5,192,923	5,553,254	5,480,992		5,578,877	5,962,987	5,983,870	5,933,026	6,274,515	6,139,391	6,172,954	6,018,959	6,313,234	6,834,840	6,206,270	5,920,294	6,366,286	6,952,636	7,585,363	8,547,909	8,686,473	8,499,380	8,722,691	8,627,561	8,145,724	8,705,416	8,477,583	8,235,324	8,845,774	8,823,385	9,665,655	10,023,349	10,716,618	11,431,994	11,188,318	10,916,385	11,716,231	12,261,016	13,242,220	14,032,901	15,198,683
NACC2 Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index
Accumulated Value	10,000	10,014	10,915	11,587		12,082	13,099	13,765	14,024	15,371	14,224	14,677	14,780	16,028	17,213	16,894	18,660	23,135	23,478	24,371	26,110	29,734	30,686	27,429	24,478	24,068	24,046	23,770	26,814	29,347	30,338	34,688	35,825	38,373	41,880	41,538	42,137	47,036	50,404	47,678	54,212	52,124
NACC2 Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index
Accumulated Value	5,000,000	5,007,071	5,457,515	5,793,731		6,040,797	6,549,554	6,882,704	7,011,775	7,685,543	7,112,110	7,338,442	7,389,973	8,013,973	8,606,515	8,447,088	9,330,022	11,567,411	11,739,147	12,185,372	13,054,940	14,867,041	15,343,236	13,714,613	12,238,815	12,033,943	12,023,018	11,885,099	13,407,235	14,673,724	15,169,224	17,343,783	17,912,258	19,186,327	20,940,049	20,768,784	21,068,713	23,518,109	25,201,980	23,838,859	27,106,221	26,062,072
NACC2 Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Index
Accumulated Value	10,000	10,705	11,261	11,168		11,491	12,668	12,445	13,487	14,416	12,740	13,139	12,267	12,557	13,698	12,492	11,845	13,313	15,560	18,863	19,493	19,581	18,987	17,729	16,195	16,079	16,516	16,663	15,437	16,827	16,092	18,337	18,543	19,935	21,955	19,564	18,763	21,563	22,854	24,130	26,846	27,269
NACC2 Index: Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Index
Accumulated Value	5,000,000	5,352,314	5,630,594	5,583,835		5,745,737	6,333,782	6,222,426	6,743,297	7,207,878	6,370,116	6,569,596	6,133,367	6,278,568	6,848,775	6,246,125	5,922,454	6,656,561	7,779,788	9,431,438	9,746,257	9,790,547	9,493,291	8,864,621	8,097,664	8,039,627	8,257,880	8,331,407	7,718,743	8,413,610	8,046,066	9,168,660	9,271,373	9,967,700	10,977,525	9,782,182	9,381,280	10,781,704	11,427,017	12,064,941	13,423,049	13,634,494
NACC2 Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Value Index
Accumulated Value	10,000	11,041	11,580	11,169		11,347	12,518	11,924	12,995	13,621	12,289	12,451	11,524	11,593	12,776	11,294	9,831	10,881	12,820	15,932	17,636	17,354	17,052	16,989	16,284	15,587	16,242	16,242	14,412	15,926	15,474	17,152	17,547	18,991	20,510	18,453	17,348	20,097	21,130	23,056	25,043	26,117
NACC2 Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Value Index
Accumulated Value	5,000,000	5,520,661	5,790,180	5,584,280		5,673,251	6,258,931	5,961,820	6,497,378	6,810,589	6,144,452	6,225,493	5,762,135	5,796,392	6,387,758	5,647,000	4,915,619	5,440,370	6,410,031	7,965,866	8,817,813	8,676,941	8,525,801	8,494,391	8,141,806	7,793,402	8,121,148	8,120,795	7,205,891	7,962,869	7,736,799	8,576,232	8,773,673	9,495,413	10,254,979	9,226,289	8,674,045	10,048,665	10,565,092	11,528,232	12,521,549	13,058,567
NACC2 Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Growth Index
Accumulated Value	10,000	10,365	10,939	11,169		11,639	12,820	12,956	13,970	15,213	13,180	13,823	13,009	13,537	14,621	13,723	13,962	15,876	18,414	21,803	20,961	21,529	20,615	18,009	15,572	16,091	16,295	16,584	15,990	17,181	16,159	18,936	18,929	20,218	22,693	20,039	19,582	22,336	23,853	24,424	27,781	27,528
NACC2 Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000 Growth Index
Accumulated Value	5,000,000	5,182,378	5,469,260	5,584,705		5,819,287	6,410,116	6,477,827	6,985,231	7,606,736	6,590,216	6,911,554	6,504,401	6,768,595	7,310,424	6,861,658	6,980,796	7,938,037	9,207,139	10,901,579	10,480,644	10,764,705	10,307,449	9,004,627	7,786,082	8,045,533	8,147,279	8,291,902	7,994,785	8,590,690	8,079,376	9,468,022	9,464,455	10,108,976	11,346,743	10,019,693	9,791,246	11,168,094	11,926,271	12,212,076	13,890,735	13,764,190
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Accumulated Value	10,000	10,238	11,029	11,268		11,606	12,518	12,819	12,965	13,956	13,209	13,466	13,289	14,139	15,256	14,395	14,812	17,171	18,158	19,481	21,316	22,845	22,941	21,876	20,531	19,810	20,462	20,110	20,949	22,734	23,042	25,862	26,727	28,677	30,989	30,396	30,233	33,220	35,199	35,568	39,135	39,898
NACC2 Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000 Index
Accumulated Value	$ 5,000,000	$ 5,118,776	$ 5,514,627	$ 5,633,946		$ 5,803,136	$ 6,258,836	$ 6,409,311	$ 6,482,500	$ 6,978,173	$ 6,604,738	$ 6,732,934	$ 6,644,317	$ 7,069,582	$ 7,627,846	$ 7,197,672	$ 7,405,990	$ 8,585,406	$ 9,078,940	$ 9,740,415	$ 10,658,081	$ 11,422,283	$ 11,470,267	$ 10,937,873	$ 10,265,446	$ 9,905,181	$ 10,231,181	$ 10,054,866	$ 10,474,313	$ 11,366,922	$ 11,521,195	$ 12,930,766	$ 13,363,447	$ 14,338,734	$ 15,494,321	$ 15,197,967	$ 15,116,507	$ 16,609,978	$ 17,599,685	$ 17,784,115	$ 19,567,603	$ 19,949,239